Taxation (Tables)	12 Months Ended
Dec. 31, 2017
TAXATION [Abstract]
Composition of Income Tax Expense
	For the Year Ended December 31,
	2015	2016	2017
Income from PRC entities	$120,700	$64,885	$126,104
Loss from non-PRC entities	(11,771)	(8,746)	(29,482)
Income before income tax expenses	108,929	56,139	96,622
Current income tax expense	17,209	3,118	18,382
Deferred tax benefit	(7,779)	(3,091)	(3,960)
Income tax expense	$9,430	$27	$14,422

Reconciliation of the PRC CIT tax rate to the Group's effective tax rate
	For the Year Ended December 31,
	2015	2016	2017
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax differential from statutory rate in other jurisdictions	2.7%	5.2%	6.8%
Effect of tax holidays(1)	(8.6)%	(17.2)%	(14.4)%
Permanent book-tax differences(2)	(9.0)%	(15.1)%	(7.5)%
Changes in deferred tax asset allowance	(1.4)%	2.1%	5.0%
Effective income tax rate	8.7%	—	14.9%

(1)                                     The income tax reversals resulting from the preferential income tax rates that Sogou Technology was entitled to as a 2015 and 2016 KNSE and that Sogou Network was entitled to as a 2015 Software Enterprise are included in the “Effect of tax holidays” in the table above.

(2)                                     The permanent book-tax differences mainly consisted of R&D expenses super deductions.

Combined effects of the income tax expense exemptions and reductions available
	For the year ended December 31,
	2015	2016	2017
Tax holiday effect	$9,368	$9,656	$13,914
Basic income per share	$0.04	$0.04	$0.05

Deferred tax assets and liabilities
	As of December 31,
	2016	2017
Deferred tax assets:
Net operating loss carry forwards	$5,211	$9,540
Temporary non-deductible advertising cost carried forward	378	821
Accrued expenses	14,597	22,320
Accrued payroll expense	3,426	2,139
Others	—	118
Total deferred tax assets	23,612	34,938
Deferred tax liabilities:
Depreciation of fixed assets	(1,983)	(3,780)
Total deferred tax liabilities	(1,983)	(3,780)
Less: Valuation allowance	(11,317)	(16,152)
Deferred tax assets, net	$10,312	$15,006

Movement of valuation allowance for net deferred tax assets
	For the Year Ended December 31,
	2015	2016	2017
Beginning balance	$17,045	$13,387	$11,317
Additions	2,448	3,021	4,817
Reversals	(5,123)	(4,235)	(680)
Foreign currency translation adjustment	(983)	(856)	698
Ending balance	$13,387	$11,317	$16,152